Summary of Information About Reported Segments (Details) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating income	$ (5,780,000)	$ (4,907,000)	$ (18,464,980)	$ (13,467,744)
Operating Segments [Member]
Operating income	$ (5,475,000)	$ (4,660,000)	$ (17,314,510)	$ (13,418,786)
Operating Segments [Member] | Vidello Limited [Member]
Acquisition date			Jan. 31, 2025
Operating income			$ 0